Income Taxes (Components of the Income Taxes Provision) (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016		Sep. 30, 2015	Sep. 30, 2014
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, Current												$ 171.0		$ 117.0	$ (5.7)
State, Current												21.2		8.1	7.4
Foreign, Current												178.6		165.7	132.0
Current Tax Provision												370.8		290.8	133.7
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, Deferred												45.0		1.5	92.6
State, Deferred												2.8		17.8	(0.3)
Foreign, Deferred												14.0		(9.9)	32.1
Deferred Tax Provision												61.8		9.4	124.4
Income tax provision	$ 96.8		$ 145.9		$ 93.5		$ 96.4	$ 85.7	$ 74.7	$ 63.0	$ 76.8	$ 432.6	[1]	$ 300.2	$ 258.1

[1]	Includes income tax expense for tax costs associated with business separation. For additional information, see Note 3, Materials Technologies Separation.